Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 9,388	$ 6,691	$ 5,793
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	6,889	8,453	8,876
Provision for loan losses	(699)	2,584	4,924
Deferred income taxes	178	534	(213)
Gain on sale of investment securities	(266)	(614)	(1,218)
(Gain) loss on sale of other real estate	(5)	(14)	98
Write-down of other real estate	627	595	1,038
Restricted stock expense	389	173	42
Change in:
Mortgage loans held for sale	(878)	6,425	(1,776)
Cash surrender value of life insurance	(419)	(432)	(438)
Other assets	(778)	1,508	(441)
Other liabilities	15	(982)	2,342
Net cash provided by operating activities	14,441	24,921	19,027
Cash flows from investing activities:
Purchases of investment securities available for sale	(32,851)	(98,129)	(88,304)
Proceeds from calls, maturities and paydowns of investment securities available for sale	36,148	63,597	63,225
Proceeds from sales of investment securities available for sale	20,202	17,463	47,076
Purchases of other investments	0	0	(493)
FHLB stock redemption	959	609	606
Net change in loans	(36,692)	(6,137)	38,170
Purchases of premises and equipment	(3,120)	(2,434)	(917)
Proceeds from sale of other real estate and repossessions	3,456	5,797	5,434
Net cash (used) provided by investing activities	(11,898)	(19,234)	64,797
Cash flows from financing activities:
Net change in deposits	15,339	17,836	(45,586)
Net change in securities sold under agreement to repurchase	3,034	10,818	(5,022)
Proceeds from FHLB borrowings	0	15,001	25,400
Repayments of FHLB borrowings	(15,000)	(20,001)	(25,400)
Proceeds from FRB borrowings	1	1	2
Repayments of FRB borrowings	(1)	(1)	(2)
Preferred stock and warrant repurchase	(12,524)	0	(12,122)
Stock options exercised	37	0	539
Common stock repurchased	(82)	0	0
Cash dividends paid on Series A preferred stock	0	(734)	(1,023)
Cash dividends paid on common stock	(1,022)	(677)	(1,003)
Net cash (used) provided by financing activities	(10,218)	22,243	(64,217)
Net change in cash and cash equivalents	(7,675)	27,930	19,607
Cash and cash equivalents at beginning of period	76,773	48,843	29,236
Cash and cash equivalents at end of period	69,098	76,773	48,843
Cash paid during the year for:
Interest	4,388	5,452	7,822
Income taxes	1,939	2,256	2,013
Noncash investing and financing activities:
Change in unrealized (loss) gain on investment securities available for sale, net	6,625	(6,784)	2,536
Transfer of loans to other real estate and repossessions	4,415	2,353	6,323
Financed portion of sale of other real estate	374	708	1,076
Accretion of Series A preferred stock	0	0	70
Discount on preferred stock repurchased	0	0	835
Accrued redemption of Series A Preferred Stock	$ 0	$ 12,632	$ 0